Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Nov. 07, 2023
Product Information [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Accounts receivable	$ 0	$ 100,000
Impairment of long-lived assets	$ 0	$ 0
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Percentage of revenue	10.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Percentage of revenue		10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Percentage of revenue		10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Product Information [Line Items]
Percentage of revenue	10.00%